UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Government Investment Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the
		fund’s investments over the past six
		months.
Investments	7	A complete list of the fund’s
		investments with their market
		values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net
		assets, as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	36
Investment Advisory
Contracts and Management
Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,001.50	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Class T
Actual	$ 1,000.00	$ 1,001.10	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Class B
Actual	$ 1,000.00	$ 997.70	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 997.40	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00
Institutional Class
Actual	$ 1,000.00	$ 1,002.50	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	78%
Class T	85%
Class B	1.54%
Class C	1.60%
Institutional Class	58%

5 Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Zero coupon bonds	1.4	0.1
Less than 1%	2.5	1.3
1 – 1.99%	2.9	2.7
2 – 2.99%	3.9	2.5
3 – 3.99%	6.5	21.6
4 – 4.99%	39.5	25.1
5 – 5.99%	22.9	16.4
6 – 6.99%	16.8	19.1
7% and over	3.3	5.8

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	6.5	6.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	4.2	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 61.7%
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations 28.1%
Fannie Mae:
3.25% 8/15/08	$ 4,812,000	$ 4,617,509
3.25% 2/15/09	610,000	580,063
4% 9/2/08	1,755,000	1,707,106
4.25% 5/15/09	21,500,000	20,971,745
4.5% 10/15/08	57,372,000	56,522,435
4.625% 1/15/08	36,500,000	36,190,079
4.75% 12/15/10	21,605,000	21,149,934
6% 5/15/08	2,718,000	2,763,054
6.25% 2/1/11	24,260,000	25,074,627
6.625% 9/15/09	1,620,000	1,691,810
Federal Home Loan Bank 5.8% 9/2/08	9,965,000	10,075,801
Freddie Mac:
4.75% 1/19/16	22,800,000	21,708,427
5% 1/30/14	25,000,000	24,219,425
5.125% 4/18/08	6,000,000	5,998,125
5.875% 3/21/11	6,960,000	7,080,902
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994 A, 7.39% 6/26/06	375,000	379,564
Israeli State (guaranteed by U.S. Government through Agency
for International Development):
6.6% 2/15/08	6,974,709	7,057,876
6.8% 2/15/12	5,000,000	5,282,980
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates:
6.77% 11/15/13	1,013,461	1,059,066
6.99% 5/21/16	3,787,500	4,041,073
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	2,610,000	2,646,235
5.685% 5/15/12	3,845,000	3,912,511
6.67% 9/15/09	1,380,000	1,444,705
4.974% 8/15/13	2,850,000	2,783,108
Small Business Administration guaranteed development
participation certificates Series 2002-20K Class 1, 5.08%
11/1/22	4,950,201	4,824,434
Tennessee Valley Authority 5.375% 4/1/56	3,000,000	2,841,489
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates Series
1999 A:
5.75% 8/1/06	2,100,000	2,103,043

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations continued
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates Series
1999-A: – continued
5.96% 8/1/09	$ 1,800,000	$ 1,813,469
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank) 8.17%
1/15/07	60,000	60,660

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		280,601,255
U.S. Treasury Inflation Protected Obligations 9.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,904,866	24,630,593
1.875% 7/15/15	30,337,659	29,120,256
2.375% 4/15/11	38,038,380	38,237,500

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		91,988,349
U.S. Treasury Obligations – 24.4%
U.S. Treasury Bonds:
6.125% 8/15/29	45,052,000	49,969,020
6.25% 8/15/23	1,500,000	1,657,734
8% 11/15/21	4,794,000	6,154,298
12% 8/15/13	10,000,000	11,526,950
U.S. Treasury Notes:
3.5% 8/15/09	3,229,000	3,093,534
3.75% 5/15/08	21,726,000	21,257,544
4.125% 8/15/10	12,000,000	11,639,064
4.25% 8/15/13	11,670,000	11,132,538
4.25% 11/15/13	37,610,000	35,800,019
4.75% 5/15/14	73,050,000	71,688,852
5.625% 5/15/08	19,400,000	19,676,605

TOTAL U.S. TREASURY OBLIGATIONS		243,596,158

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $630,272,158)		616,185,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

U.S. Government Agency Mortgage Securities 20.9%
	Principal	Value (Note 1)
	Amount
Fannie Mae – 17.8%
3.734% 1/1/35 (c)	$ 168,030	$ 165,043
3.749% 12/1/34 (c)	140,405	138,028
3.752% 10/1/33 (c)	115,520	112,704
3.782% 12/1/34 (c)	28,159	27,722
3.792% 6/1/34 (c)	522,073	504,803
3.824% 6/1/33 (c)	80,483	78,950
3.829% 1/1/35 (c)	106,554	104,849
3.847% 1/1/35 (c)	311,514	306,331
3.854% 10/1/33 (c)	3,405,088	3,333,582
3.869% 1/1/35 (c)	197,596	194,541
3.879% 6/1/33 (c)	453,483	445,026
3.902% 10/1/34 (c)	126,443	124,674
3.913% 5/1/34 (c)	37,401	37,397
3.917% 12/1/34 (c)	95,206	93,763
3.947% 11/1/34 (c)	209,559	206,647
3.957% 1/1/35 (c)	137,773	135,762
3.96% 5/1/33 (c)	40,180	39,535
3.972% 12/1/34 (c)	106,306	104,810
3.978% 12/1/34 (c)	131,908	130,060
3.983% 12/1/34 (c)	705,231	695,364
3.988% 1/1/35 (c)	89,005	87,727
4% 5/1/18 to 9/1/18	3,988,999	3,730,375
4.003% 12/1/34 (c)	69,328	68,363
4.006% 2/1/35 (c)	94,825	93,451
4.013% 1/1/35 (c)	195,978	193,237
4.021% 2/1/35 (c)	86,215	85,057
4.042% 12/1/34 (c)	191,070	188,519
4.048% 10/1/18 (c)	103,243	101,318
4.05% 1/1/35 (c)	61,471	60,591
4.051% 1/1/35 (c)	89,400	88,206
4.066% 4/1/33 (c)	39,471	38,947
4.067% 1/1/35 (c)	180,613	178,171
4.081% 5/1/33 (c)	10,864,957	10,699,701
4.09% 2/1/35 (c)	76,275	75,205
4.091% 2/1/35 (c)	184,777	182,253
4.092% 2/1/35 (c)	73,104	72,155
4.106% 2/1/35 (c)	340,694	336,456
4.109% 1/1/35 (c)	197,748	195,132
4.113% 11/1/34 (c)	154,880	152,991
4.115% 2/1/35 (c)	218,359	215,442
4.121% 1/1/35 (c)	186,487	184,097
4.122% 1/1/35 (c)	342,566	338,298

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.144% 1/1/35 (c)	$ 292,826	$ 290,141
4.153% 2/1/35 (c)	183,535	181,191
4.166% 11/1/34 (c)	49,159	48,627
4.176% 1/1/35 (c)	161,949	159,986
4.178% 1/1/35 (c)	341,696	337,897
4.178% 1/1/35 (c)	224,809	218,604
4.188% 10/1/34 (c)	286,301	284,090
4.22% 3/1/34 (c)	103,645	101,532
4.223% 1/1/35 (c)	105,321	104,118
4.248% 1/1/34 (c)	350,187	343,926
4.25% 2/1/35 (c)	127,804	124,348
4.267% 2/1/35 (c)	65,916	65,216
4.27% 10/1/34 (c)	61,910	61,340
4.28% 8/1/33 (c)	234,317	231,494
4.283% 3/1/35 (c)	113,921	112,559
4.287% 7/1/34 (c)	81,531	81,278
4.294% 3/1/33 (c)	156,128	154,438
4.299% 5/1/35 (c)	157,647	156,013
4.304% 12/1/34 (c)	73,146	72,385
4.315% 10/1/33 (c)	59,389	58,520
4.316% 3/1/33 (c)	55,427	53,928
4.339% 9/1/34 (c)	166,614	165,086
4.345% 6/1/33 (c)	79,858	78,979
4.354% 9/1/34 (c)	433,732	432,396
4.356% 1/1/35 (c)	126,536	123,394
4.357% 4/1/35 (c)	77,059	76,184
4.392% 1/1/35 (c)	144,879	143,491
4.395% 5/1/35 (c)	357,621	353,673
4.402% 10/1/34 (c)	701,438	686,736
4.434% 10/1/34 (c)	550,103	545,857
4.436% 4/1/34 (c)	183,079	181,052
4.438% 3/1/35 (c)	147,674	144,104
4.465% 8/1/34 (c)	342,326	336,983
4.474% 5/1/35 (c)	76,371	75,623
4.481% 1/1/35 (c)	164,463	163,208
4.5% 2/1/18 to 9/1/33	15,684,978	14,690,070
4.504% 8/1/34 (c)	812,506	810,646
4.512% 10/1/35 (c)	91,797	90,674
4.526% 2/1/35 (c)	2,148,259	2,118,893
4.54% 2/1/35 (c)	719,493	714,061
4.541% 7/1/34 (c)	184,284	184,521
4.543% 2/1/35 (c)	74,418	73,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.545% 7/1/35 (c)	$ 442,119	$ 437,707
4.546% 2/1/35 (c)	112,472	111,605
4.555% 1/1/35 (c)	274,947	272,978
4.559% 9/1/34 (c)	496,272	493,106
4.582% 9/1/34 (c)	2,496,820	2,454,124
4.584% 8/1/34 (c)	176,877	176,958
4.584% 7/1/35 (c)	536,471	531,460
4.587% 2/1/35 (c)	576,868	565,302
4.618% 7/1/34 (c)	5,157,737	5,130,349
4.629% 9/1/34 (c)	52,408	52,478
4.633% 3/1/35 (c)	66,752	66,311
4.641% 1/1/33 (c)	89,849	89,301
4.677% 3/1/35 (c)	916,644	911,291
4.705% 10/1/32 (c)	30,838	30,765
4.726% 7/1/34 (c)	326,449	321,986
4.728% 1/1/35 (c)	625,634	622,725
4.731% 2/1/33 (c)	27,729	27,592
4.74% 10/1/34 (c)	516,821	509,668
4.746% 1/1/35 (c)	30,039	29,887
4.747% 10/1/32 (c)	36,130	35,949
4.798% 12/1/32 (c)	157,608	157,029
4.798% 12/1/34 (c)	122,294	120,665
4.812% 6/1/35 (c)	638,584	634,759
4.815% 2/1/33 (c)	194,987	194,225
4.815% 5/1/33 (c)	10,604	10,567
4.83% 8/1/34 (c)	139,718	139,471
4.844% 11/1/34 (c)	398,820	393,963
4.861% 8/1/34 (c)	7,255,793	7,177,938
4.887% 10/1/35 (c)	363,756	359,696
4.969% 12/1/32 (c)	14,105	14,078
4.984% 11/1/32 (c)	96,673	96,516
5% 9/1/33 to 11/1/35	29,243,071	27,713,110
5% 2/1/35 (c)	59,079	58,968
5.042% 7/1/34 (c)	76,490	75,952
5.063% 11/1/34 (c)	28,526	28,494
5.103% 9/1/34 (c)	150,430	149,514
5.104% 5/1/35 (c)	821,944	821,139
5.115% 1/1/34 (c)	135,550	135,784
5.172% 5/1/35 (c)	504,095	500,697
5.177% 5/1/35 (c)	1,393,620	1,383,893
5.197% 8/1/33 (c)	189,224	188,552
5.197% 6/1/35 (c)	569,834	570,022

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
5.231% 3/1/35 (c)	$ 80,454	$ 80,108
5.318% 7/1/35 (c)	85,261	85,387
5.343% 12/1/34 (c)	212,374	212,008
5.5% 3/1/13 to 7/1/33	37,395,763	36,908,147
5.5% 5/1/36 (b)	163,304	158,606
5.505% 2/1/36 (c)	2,400,459	2,392,057
5.636% 1/1/36 (c)	669,705	669,933
6% 1/1/18 to 2/1/34	17,303,160	17,263,774
6.5% 12/1/24 to 3/1/35	12,931,145	13,190,624
7% 4/1/26 to 7/1/32	2,490,992	2,567,102
7.5% 3/1/28 to 4/1/29	30,737	32,101
8.5% 9/1/16 to 1/1/17	19,936	21,201
9% 11/1/11 to 5/1/14	207,765	209,228
9.5% 5/1/07 to 5/1/20	142,418	153,036
11.5% 6/15/19	44,093	49,523
12.5% 8/1/15	1,588	1,814
		177,567,638
Freddie Mac – 2.8%
4.05% 12/1/34 (c)	134,445	132,195
4.106% 12/1/34 (c)	183,223	180,343
4.152% 1/1/35 (c)	506,636	498,910
4.263% 3/1/35 (c)	164,158	161,832
4.294% 5/1/35 (c)	293,931	290,019
4.304% 12/1/34 (c)	159,722	155,225
4.353% 2/1/35 (c)	337,823	333,394
4.443% 3/1/35 (c)	160,811	156,350
4.462% 6/1/35 (c)	250,019	246,526
4.482% 3/1/35 (c)	169,353	165,005
4.484% 3/1/35 (c)	1,190,688	1,170,625
4.768% 10/1/32 (c)	25,641	25,457
4.869% 3/1/33 (c)	70,028	69,637
5.007% 4/1/35 (c)	890,056	885,659
5.338% 6/1/35 (c)	626,539	622,968
5.405% 8/1/33 (c)	80,286	80,430
5.5% 2/1/36	9,949,618	9,668,442
5.571% 1/1/36 (c)	1,177,993	1,172,268
5.588% 4/1/32 (c)	35,154	35,424
6% 9/1/16 to 11/1/33	10,320,456	10,332,326
6.5% 3/1/35	719,158	731,427
7.5% 3/1/15 to 3/1/16	500,475	515,963
8.5% 2/1/10	11,867	12,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – continued
9% 10/1/08 to 10/1/20	$ 40,351	$ 42,202
9.5% 5/1/21 to 7/1/21	58,472	63,863
11% 7/1/13 to 5/1/14	99,777	109,851
12.5% 2/1/10 to 6/1/19	22,620	24,727
		27,883,203
Government National Mortgage Association – 0.3%
6.5% 6/20/34	2,442,923	2,490,047
7.5% 9/15/06 to 8/15/29	43,840	44,328
8% 12/15/23	368,585	387,821
9% 12/15/09	1,184	1,184
10.5% 12/15/17 to 1/20/18	42,100	47,406
13.5% 7/15/11	9,621	10,914
		2,981,700

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $211,699,702)		208,432,541

Asset Backed Securities 0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
5.1094% 9/25/35 (c)
(Cost $6,360,000)	6,360,000	6,371,152

Collateralized Mortgage Obligations 15.7%

U.S. Government Agency 15.7%
Fannie Mae:
floater Series 2003-25 Class CF, 5.3094% 3/25/17 (c)	2,535,143	2,544,574
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,035,238	2,103,554
Series 1993-160 Class PK, 6.5% 11/25/22	28,933	28,841
Series 1993-187 Class L, 6.5% 7/25/23	929,631	946,671
Series 1994-27 Class PJ, 6.5% 6/25/23	540,318	542,115
Series 2003-39 Class PV, 5.5% 9/25/22	1,845,000	1,826,619
Series 2006-37 Class OW, 5/25/36 (d)	960,000	672,298
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.9394% 8/25/31 (c)	1,069,639	1,097,971
Series 2002-49 Class FB, 5.51% 11/18/31 (c)	1,502,780	1,518,107
Series 2002-60 Class FV, 5.9594% 4/25/32 (c)	310,128	320,839
Series 2002-68 Class FH, 5.41% 10/18/32 (c)	1,258,190	1,276,758

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2002-75 Class FA, 5.9594% 11/25/32 (c)	$ 635,294	$ 657,565
Series 2003-122 Class FL, 5.3094% 7/25/29 (c)	527,319	529,053
Series 2003-131 Class FM, 5.3594% 12/25/29 (c)	398,554	400,166
Series 2003-15 Class WF, 5.3094% 8/25/17 (c)	652,653	655,545
Series 2004-31 Class F, 5.2594% 6/25/30 (c)	964,053	966,051
Series 2004-33 Class FW, 5.3594% 8/25/25 (c)	904,611	908,059
Series 2004-54 Class FE, 6.1094% 2/25/33 (c)	522,097	526,529
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	508,125	508,995
Series 2002-18 Class PC, 5.5% 4/25/17	1,170,000	1,162,316
Series 2003-113 Class PJ, 3.5% 2/25/13	1,750,000	1,702,395
Series 2003-67 Class GL, 3% 1/25/25	4,746,391	4,603,168
Series 2003-73 Class GA, 3.5% 5/25/31	4,907,141	4,547,199
Series 2003-91 Class HA, 4.5% 11/25/16	1,465,000	1,425,085
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,372,769
Series 2006-12 Class BO, 10/25/35 (d)	4,474,291	3,227,038
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,933,242	7,844,371
Series 2002-79 Class Z, 5.5% 11/25/22	3,592,819	3,493,168
Series 2004-3 Class BA, 4% 7/25/17	104,980	100,236
Series 2004-86 Class KC, 4.5% 5/25/19	534,448	514,467
Series 2004-91 Class AH, 4.5% 5/25/29	1,041,997	1,011,866
Series 2005-41 Class WY, 5.5% 5/25/25	2,630,000	2,503,702
Series 2005-55 Class LY, 5.5% 7/25/25	2,580,000	2,460,272
7/25/34 (b)(d)	1,005,000	743,543
Freddie Mac:
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	2,000,000	1,916,116
Series 3145 Class GO, 4/15/36 (d)	1,662,755	1,149,869
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	415,237	418,172
Series 2343 Class VD, 7% 8/15/16	2,638,032	2,643,839
Series 2361 Class KB, 6.25% 1/15/28	1,436,856	1,437,600
Series 3151 Class PO, 8/15/35 (b)(d)	1,790,000	1,232,583
Freddie Mac Manufactured Housing participation certificates
guaranteed planned amortization class Series 1681 Class
PJ, 7% 12/15/23	4,000,000	4,099,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (c)	$ 1,180,576	$ 1,211,297
Class PF, 5.89% 12/15/31 (c)	1,080,000	1,113,133
Series 2410 Class PF, 5.89% 2/15/32 (c)	2,365,630	2,436,619
Series 2530 Class FE, 5.51% 2/15/32 (c)	862,693	875,947
Series 2553 Class FB, 5.41% 3/15/29 (c)	2,975,000	2,995,468
Series 2577 Class FW, 5.41% 1/15/30 (c)	2,074,564	2,090,115
Series 2625 Class FJ, 5.21% 7/15/17 (c)	1,539,840	1,542,054
Series 2861 Class GF, 5.21% 1/15/21 (c)	547,661	548,168
Series 2994 Class FB, 5.06% 6/15/20 (c)	750,261	748,304
Series 3008 Class SM, 21.2552% 7/15/35 (c)	441,441	477,653
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	184,321	179,370
Series 1141 Class G, 9% 9/15/21	134,965	134,740
Series 1671 Class G, 6.5% 8/15/23	3,327,821	3,333,385
Series 1727 Class H, 6.5% 8/15/23	689,102	690,727
Series 2006-15 Class OP, 3/25/36 (d)	1,153,011	795,522
Series 2389 Class DA, 5.81% 11/15/30 (c)	2,168,433	2,181,510
Series 2543 CLass PM, 5.5% 8/15/18	669,106	668,758
Series 2587 Class UP, 4% 8/15/25	3,347,643	3,322,227
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,434,738
Series 2628 Class OE, 4.5% 6/15/18	1,600,000	1,492,070
Series 2640:
Class GE, 4.5% 7/15/18	3,660,000	3,410,407
Class GR, 3% 3/15/10	534,803	532,523
Class QG, 2% 4/15/22	243,395	236,075
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,757,217
Series 2676 Class QA, 3% 8/15/16	601,009	597,671
Series 2683 Class UH, 3% 3/15/19	1,783,383	1,765,392
Series 2752 Class PW, 4% 4/15/22	3,270,000	3,199,286
Series 2755 Class LC, 4% 6/15/27	1,655,000	1,575,198
Series 2802 Class OB, 6% 5/15/34	1,325,000	1,314,479
Series 2810 Class PD, 6% 6/15/33	995,000	981,503
Series 2828 Class JA, 4.5% 1/15/10	984,393	979,195
Series 3077 Class TO, 4/15/35 (d)	2,521,230	1,752,658
Series 3102 Class OH, 1/15/36 (d)	1,120,000	800,800
Series 3121 Class KO, 3/15/36 (d)	1,009,408	745,650
Series 3122 Class OP, 3/15/36 (d)	1,946,429	1,334,665

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed:
– continued
planned amortization class:
Series 3123 Class LO, 3/15/36 (d)	$ 1,835,672	$ 1,262,025
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	1,495,749	1,498,639
Series 2492 Class A, 5.25% 5/15/29	1,274,526	1,271,678
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	2,742,766
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	4,887,765
Series 2601 Class TB, 5.5% 4/15/23	869,000	832,577
Series 2617 Class GW, 3.5% 6/15/16	2,129,239	2,065,407
Series 2675 Class CB, 4% 5/15/16	2,644,007	2,544,766
Series 2677 Class HG, 3% 8/15/12	2,699,280	2,637,392
Series 2683 Class JA, 4% 10/15/16	2,688,107	2,581,214
Series 2750 Class ZT, 5% 2/15/34	958,185	808,792
Series 2773 Class HC, 4.5% 4/15/19	703,518	636,954
Series 2809 Class UA, 4% 12/15/14	706,852	689,846
Series 3007 Class EW, 5.5% 7/15/25	1,135,000	1,088,680
Series 2769 Class BU, 5% 3/15/34	867,446	820,407
Series 2877 Class JC, 5% 10/15/34	1,552,028	1,508,544
target amortization class Series 2156 Class TC, 6.25%
5/15/29	3,410,427	3,453,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,150,251)		157,225,197

Commercial Mortgage Securities 0.2%

Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.91% 3/15/32 (c)
(Cost $1,574,250)	1,544,608	1,591,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Cash Equivalents 0.4%
		Maturity	Value (Note 1)
Amount

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06
(Cost $3,673,000)		$ 3,674,463	$ 3,673,000

TOTAL INVESTMENT PORTFOLIO – 99.5%
(Cost $1,013,729,361)			993,479,171

NET OTHER ASSETS – 0.5%			4,576,006

NET ASSETS 100%			$ 998,055,177

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.508% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	$ 8,000,000	$ (255,680)
Receive semi-annually a fixed rate equal to
4.708% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Oct. 2010	9,000,000	(236,610)

		$ 17,000,000	$ (492,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $2,646,235 or
0.3% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $1,882,000 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $3,673,000) See accompanying
schedule:
Unaffiliated issuers (cost $1,013,729,361)		$ 993,479,171
Cash		264
Receivable for investments sold		136,368
Receivable for fund shares sold		2,162,410
Interest receivable		9,401,628
Prepaid expenses		2,568
Total assets		1,005,182,409

Liabilities
Payable for investments purchased
Regular delivery	$ 1,842,437
Delayed delivery	2,134,984
Payable for fund shares redeemed	1,856,881
Distributions payable	148,347
Swap agreements, at value	492,290
Accrued management fee	264,309
Distribution fees payable	151,222
Other affiliated payables	196,651
Other payables and accrued expenses	40,111
Total liabilities		7,127,232

Net Assets		$ 998,055,177
Net Assets consist of:
Paid in capital		$1,025,771,786
Undistributed net investment income		855,542
Accumulated undistributed net realized gain (loss) on
investments		(7,829,671)
Net unrealized appreciation (depreciation) on
investments		(20,742,480)
Net Assets		$ 998,055,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($103,414,354 ÷ 10,607,252 shares)	$ 9.75
Maximum offering price per share (100/95.25 of $9.75) .	$ 10.24
Class T:
Net Asset Value and redemption price per share
($210,585,457 ÷ 21,615,410 shares)	$ 9.74
Maximum offering price per share (100/96.50 of $9.74) .	$ 10.09
Class B:
Net Asset Value and offering price per share
($70,277,405 ÷ 7,221,183 shares)A	$ 9.73
Class C:
Net Asset Value and offering price per share
($47,346,588 ÷ 4,861,047 shares)A	$ 9.74
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($566,431,373 ÷ 58,435,475 shares)	$ 9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 21,950,072

Expenses
Management fee	$ 1,558,282
Transfer agent fees	991,153
Distribution fees	977,531
Accounting and security lending fees	185,030
Independent trustees’ compensation	1,939
Custodian fees and expenses	23,587
Registration fees	52,109
Audit	29,770
Legal	1,523
Miscellaneous	21,831
Total expenses before reductions	3,842,755
Expense reductions	(3,792)	3,838,963

Net investment income		18,111,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,164,924)
Swap agreements	27,559
Total net realized gain (loss)		(5,137,365)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,557,221)
Swap agreements	(276,788)
Total change in net unrealized appreciation
(depreciation)		(11,834,009)
Net gain (loss)		(16,971,374)
Net increase (decrease) in net assets resulting from
operations		$ 1,139,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,111,109	$ 26,477,498
Net realized gain (loss)	(5,137,365)	(2,327,529)
Change in net unrealized appreciation (depreciation) .	(11,834,009)	(19,424,731)
Net increase (decrease) in net assets resulting
from operations	1,139,735	4,725,238
Distributions to shareholders from net investment income .	(19,163,139)	(24,292,986)
Distributions to shareholders from net realized gain	—	(1,496,540)
Total distributions	(19,163,139)	(25,789,526)
Share transactions - net increase (decrease)	88,666,576	197,654,113
Total increase (decrease) in net assets	70,643,172	176,589,825

Net Assets
Beginning of period	927,412,005	750,822,180
End of period (including undistributed net investment
income of $855,542 and undistributed net invest-
ment income of $1,907,572, respectively)	$ 998,055,177	$ 927,412,005

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.93	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42
Income from
Investment
Operations
Net investment
incomeE	.185	.333	.319	.360	.410G	.546
Net realized and
unrealized gain
(loss)	(.169)	(.248)	.151	(.144)	.205G	.730
Total from investment
operations	.016	.085	.470	.216	.615	1.276
Distributions from
net investment
income	(.196)	(.305)	(.320)	(.356)	(.425)	(.556)
Distributions from
net realized gain		(.020)	(.100)	(.070)	—	—
Total distributions	(.196)	(.325)	(.420)	(.426)	(.425)	(.556)
Net asset value, end
of period	$ 9.75	$ 9.93	$ 10.17	$ 10.12	$ 10.33	$ 10.14
Total ReturnB,C,D	.15%	.84%	4.76%	2.11%	6.31%	13.95%
Ratios to Average Net AssetsF
Expenses before
reductions	.78%A	.84%	.88%	.83%	.83%	.87%
Expenses net of fee
waivers, if any	.78%A	.84%	.88%	.83%	.83%	.87%
Expenses net of
all reductions	.78%A	.84%	.88%	.83%	.83%	.86%
Net investment
income	3.78%A	3.31%	3.17%	3.50%	4.11%G	5.61%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$103,414	$ 84,685	$ 70,407	$ 69,011	$ 68,973	$ 43,205
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Income from
Investment
Operations
Net investment
incomeE		182.325	.311	.350	.398G	.535
Net realized and
unrealized gain
(loss)	(.170)	(.248)	.150	(.144)	.206G	.731
Total from investment
operations	.012	.077	.461	.206	.604	1.266
Distributions from
net investment
income	(.192)	(.297)	(.311)	(.346)	(.414)	(.546)
Distributions from
net realized gain		(.020)	(.100)	(.070)	—	—
Total distributions	(.192)	(.317)	(.411)	(.416)	(.414)	(.546)
Net asset value, end
of period	$ 9.74	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13
Total ReturnB,C,D	11%	.76%	4.67%	2.01%	6.19%	13.86%
Ratios to Average Net AssetsF
Expenses before
reductions	.85%A	.92%	.97%	.93%	.94%	.96%
Expenses net of fee
waivers, if any	.85%A	.92%	.97%	.93%	.94%	.96%
Expenses net of
all reductions	.85%A	.92%	.97%	.93%	.94%	.96%
Net investment
income	3.72%A	3.23%	3.08%	3.39%	4.00%G	5.52%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$210,585	$243,819	$259,149	$304,517	$366,209	$293,105
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.91	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41
Income from
Investment
Operations
Net investment
incomeE	.148	.257	.242	.282	.335G	.474
Net realized and
unrealized gain
(loss)	(.170)	(.248)	.151	(.144)	.205G	.720
Total from investment
operations	(.022)	.009	.393	.138	.540	1.194
Distributions from
net investment
income	(.158)	(.229)	(.243)	(.278)	(.350)	(.484)
Distributions from
net realized gain		(.020)	(.100)	(.070)	—	—
Total distributions	(.158)	(.249)	(.343)	(.348)	(.350)	(.484)
Net asset value, end
of period	$ 9.73	$ 9.91	$ 10.15	$ 10.10	$ 10.31	$ 10.12
Total ReturnB,C,D	(.23)%	.08%	3.97%	1.34%	5.52%	13.03%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.61%	1.65%	1.59%	1.58%	1.60%
Expenses net of fee
waivers, if any .	1.54%A	1.60%	1.65%	1.59%	1.58%	1.60%
Expenses net of
all reductions .	1.54%A	1.60%	1.65%	1.59%	1.58%	1.60%
Net investment
income	3.02%A	2.55%	2.40%	2.74%	3.36%G	4.88%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$70,277	$94,149	$127,576	$176,855	$158,864	$158,864
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Income from
Investment
Operations
Net investment
incomeE	.145	.250	.238	.275	.327G	.468
Net realized and
unrealized gain
(loss)	(.170)	(.247)	.150	(.144)	.205G	.729
Total from investment
operations	(.025)	.003	.388	.131	.532	1.197
Distributions from
net investment
income	(.155)	(.223)	(.238)	(.271)	(.342)	(.477)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.155)	(.243)	(.338)	(.341)	(.342)	(.477)
Net asset value, end
of period	$ 9.74	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13
Total ReturnB,C,D	(.26)%	.02%	3.92%	1.27%	5.44%	13.05%
Ratios to Average Net AssetsF
Expenses before
reductions	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Expenses net of fee
waivers, if any .	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Expenses net of
all reductions .	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Net investment
income	2.96%A	2.49%	2.36%	2.66%	3.29%G	4.81%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$ 47,347	$ 53,488	$ 62,133	$ 80,620	$ 103,002	$ 87,214
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.87	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38
Income from
Investment
Operations
Net investment
incomeD	.194	.351	.333	.370	.422F	.560
Net realized and
unrealized gain
(loss)	(.169)	(.257)	.155	(.138)	.207F	.723
Total from investment
operations	.025	.094	.488	.232	.629	1.283
Distributions from
net investment
income	(.205)	(.324)	(.338)	(.372)	(.439)	(.573)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.205)	(.344)	(.438)	(.442)	(.439)	(.573)
Net asset value, end
of period	$ 9.69	$ 9.87	$ 10.12	$ 10.07	$ 10.28	$ 10.09
Total ReturnB,C	.25%	.94%	4.98%	2.28%	6.49%	14.11%
Ratios to Average Net AssetsE
Expenses before
reductions	.58%A	.64%	.69%	.68%	.69%	.69%
Expenses net of fee
waivers, if any	.58%A	.64%	.69%	.68%	.69%	.69%
Expenses net of
all reductions	.58%A	.64%	.69%	.68%	.69%	.69%
Net investment
income	3.98%A	3.51%	3.35%	3.64%	4.26%F	5.79%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$ 566,431	$ 451,272	$ 231,557	$ 96,356	$ 50,953	$ 27,782
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approxi mates value.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,581,752
Unrealized depreciation	(21,813,578)
Net unrealized appreciation (depreciation)	$ (20,231,826)
Cost for federal income tax purposes	$ 1,013,710,997

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28

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Swap Agreements continued

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Semiannual Report

30

3. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 69,808	$ 1,622
Class T	0%	.25%	283,317	3,056
Class B	.65%	.25%	370,922	268,726
Class C	.75%	.25%	253,484	18,062
			$ 977,531	$ 291,466

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 10,959
Class T	5,692
Class B*	114,358
Class C*	1,416
$ 132,425

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 111,624	.24*
Class T	230,386	.20*
Class B	101,361	.25*
Class C	52,031	.21*
Institutional Class	495,751	.19*
	$ 991,153
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $938 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

32

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,108.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $300. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 2,404
Institutional Class	1,088
$ 3,492

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the fund.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

		Six months ended	Year ended
		April 30, 2006	October 31, 2005
From net investment income
Class A		$ 1,835,863		$ 2,224,216
Class T		4,421,364		7,397,091
Class B		1,336,162		2,471,404
Class C		800,836		1,237,969
Institutional Class		10,768,914		10,962,306
Total		$ 19,163,139		$ 24,292,986
From net realized gain
Class A		$ —		$ 139,625
Class T		—		507,903
Class B		—		244,101
Class C		—		116,835
Institutional Class		—		488,076
Total		$ —		$ 1,496,540

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	3,677,760	4,113,241	$ 36,304,592	$ 41,451,899
Reinvestment of
distributions	168,138	208,122	1,662,722	2,095,808
Shares redeemed	(1,768,253)	(2,714,775)	(17,483,934)	(27,351,893)
Net increase (decrease) .	2,077,645	1,606,588	$ 20,483,380	$ 16,195,814
Class T
Shares sold	2,508,256	8,129,709	$ 24,818,800	$ 81,837,721
Reinvestment of
distributions	423,534	741,353	4,187,082	7,462,032
Shares redeemed	(5,890,796)	(9,793,832)	(58,291,393)	(98,641,967)
Net increase (decrease) .	(2,959,006)	(922,770)	$ (29,285,511)	$ (9,342,214)
Class B
Shares sold	141,351	963,812	$ 1,396,504	$ 9,708,714
Reinvestment of
distributions	107,499	210,668	1,062,239	2,118,016
Shares redeemed	(2,526,792)	(4,240,223)	(24,978,538)	(42,659,299)
Net increase (decrease) .	(2,277,942)	(3,065,743)	$ (22,519,795)	$ (30,832,569)

Semiannual Report		34

9. Share Transactions - continued
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class C
Shares sold	370,747	986,075	$ 3,665,233	$ 9,938,801
Reinvestment of
distributions	50,595	83,491	500,304	840,019
Shares redeemed	(952,694)	(1,791,952)	(9,425,436)	(18,050,113)
Net increase (decrease) .	(531,352)	(722,386)	$ (5,259,899)	$ (7,271,293)
Institutional Class
Shares sold	15,016,014	24,879,267	$ 147,813,311	$ 249,564,976
Reinvestment of
distributions	1,030,044	1,044,484	10,121,188	10,458,786
Shares redeemed	(3,318,909)	(3,106,436)	(32,686,098)	(31,119,387)
Net increase (decrease) .	12,727,149	22,817,315	$ 125,248,401	$ 228,904,375

10. Proposed Reorganization.

On April 20, 2006, the Board of Trustees of Fidelity Advisor Government Investment Fund (the fund) approved an Agreement and Plan of Reorganization (“Agreement”) between the fund and Fidelity Government Income Fund (“Reorganization”). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Government Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class (the Advisor Classes) of Fidelity Government Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Government Income Fund of all of the liabilities of the fund. The Advisor Classes of Fidelity Government Income Fund are being created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders (“Meeting”) of the fund will be held on September 20, 2006, to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of the fund in July, 2006. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about October 27, 2006. The Reorganization is expected to qualify as a tax free transaction with no gain or loss recognized by the funds or their shareholders.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Government Investment Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Semiannual Report

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41 Semiannual Report

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43 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Research &
Management Company (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AGOV USAN-0606 1.784882.103

Fidelity® Advisor Government Investment Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the
		fund’s investments over the past six
		months.
Investments	7	A complete list of the fund’s
		investments with their market
		values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net
		assets, as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	36
Investment Advisory
Contracts and Management
Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,001.50	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Class T
Actual	$ 1,000.00	$ 1,001.10	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Class B
Actual	$ 1,000.00	$ 997.70	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70

Semiannual Report 4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class C
Actual	$ 1,000.00	$ 997.40	$ 7.92
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00
Institutional Class
Actual	$ 1,000.00	$ 1,002.50	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	78%
Class T	85%
Class B	1.54%
Class C	1.60%
Institutional Class	58%

5 Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Zero coupon bonds	1.4	0.1
Less than 1%	2.5	1.3
1 – 1.99%	2.9	2.7
2 – 2.99%	3.9	2.5
3 – 3.99%	6.5	21.6
4 – 4.99%	39.5	25.1
5 – 5.99%	22.9	16.4
6 – 6.99%	16.8	19.1
7% and over	3.3	5.8

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	6.5	6.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	4.2	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 61.7%
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations 28.1%
Fannie Mae:
3.25% 8/15/08	$ 4,812,000	$ 4,617,509
3.25% 2/15/09	610,000	580,063
4% 9/2/08	1,755,000	1,707,106
4.25% 5/15/09	21,500,000	20,971,745
4.5% 10/15/08	57,372,000	56,522,435
4.625% 1/15/08	36,500,000	36,190,079
4.75% 12/15/10	21,605,000	21,149,934
6% 5/15/08	2,718,000	2,763,054
6.25% 2/1/11	24,260,000	25,074,627
6.625% 9/15/09	1,620,000	1,691,810
Federal Home Loan Bank 5.8% 9/2/08	9,965,000	10,075,801
Freddie Mac:
4.75% 1/19/16	22,800,000	21,708,427
5% 1/30/14	25,000,000	24,219,425
5.125% 4/18/08	6,000,000	5,998,125
5.875% 3/21/11	6,960,000	7,080,902
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994 A, 7.39% 6/26/06	375,000	379,564
Israeli State (guaranteed by U.S. Government through Agency
for International Development):
6.6% 2/15/08	6,974,709	7,057,876
6.8% 2/15/12	5,000,000	5,282,980
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates:
6.77% 11/15/13	1,013,461	1,059,066
6.99% 5/21/16	3,787,500	4,041,073
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	2,610,000	2,646,235
5.685% 5/15/12	3,845,000	3,912,511
6.67% 9/15/09	1,380,000	1,444,705
4.974% 8/15/13	2,850,000	2,783,108
Small Business Administration guaranteed development
participation certificates Series 2002-20K Class 1, 5.08%
11/1/22	4,950,201	4,824,434
Tennessee Valley Authority 5.375% 4/1/56	3,000,000	2,841,489
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates Series
1999 A:
5.75% 8/1/06	2,100,000	2,103,043

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations continued
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates Series
1999-A: – continued
5.96% 8/1/09	$ 1,800,000	$ 1,813,469
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank) 8.17%
1/15/07	60,000	60,660

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		280,601,255
U.S. Treasury Inflation Protected Obligations 9.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,904,866	24,630,593
1.875% 7/15/15	30,337,659	29,120,256
2.375% 4/15/11	38,038,380	38,237,500

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		91,988,349
U.S. Treasury Obligations – 24.4%
U.S. Treasury Bonds:
6.125% 8/15/29	45,052,000	49,969,020
6.25% 8/15/23	1,500,000	1,657,734
8% 11/15/21	4,794,000	6,154,298
12% 8/15/13	10,000,000	11,526,950
U.S. Treasury Notes:
3.5% 8/15/09	3,229,000	3,093,534
3.75% 5/15/08	21,726,000	21,257,544
4.125% 8/15/10	12,000,000	11,639,064
4.25% 8/15/13	11,670,000	11,132,538
4.25% 11/15/13	37,610,000	35,800,019
4.75% 5/15/14	73,050,000	71,688,852
5.625% 5/15/08	19,400,000	19,676,605

TOTAL U.S. TREASURY OBLIGATIONS		243,596,158

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $630,272,158)		616,185,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

U.S. Government Agency Mortgage Securities 20.9%
	Principal	Value (Note 1)
	Amount
Fannie Mae – 17.8%
3.734% 1/1/35 (c)	$ 168,030	$ 165,043
3.749% 12/1/34 (c)	140,405	138,028
3.752% 10/1/33 (c)	115,520	112,704
3.782% 12/1/34 (c)	28,159	27,722
3.792% 6/1/34 (c)	522,073	504,803
3.824% 6/1/33 (c)	80,483	78,950
3.829% 1/1/35 (c)	106,554	104,849
3.847% 1/1/35 (c)	311,514	306,331
3.854% 10/1/33 (c)	3,405,088	3,333,582
3.869% 1/1/35 (c)	197,596	194,541
3.879% 6/1/33 (c)	453,483	445,026
3.902% 10/1/34 (c)	126,443	124,674
3.913% 5/1/34 (c)	37,401	37,397
3.917% 12/1/34 (c)	95,206	93,763
3.947% 11/1/34 (c)	209,559	206,647
3.957% 1/1/35 (c)	137,773	135,762
3.96% 5/1/33 (c)	40,180	39,535
3.972% 12/1/34 (c)	106,306	104,810
3.978% 12/1/34 (c)	131,908	130,060
3.983% 12/1/34 (c)	705,231	695,364
3.988% 1/1/35 (c)	89,005	87,727
4% 5/1/18 to 9/1/18	3,988,999	3,730,375
4.003% 12/1/34 (c)	69,328	68,363
4.006% 2/1/35 (c)	94,825	93,451
4.013% 1/1/35 (c)	195,978	193,237
4.021% 2/1/35 (c)	86,215	85,057
4.042% 12/1/34 (c)	191,070	188,519
4.048% 10/1/18 (c)	103,243	101,318
4.05% 1/1/35 (c)	61,471	60,591
4.051% 1/1/35 (c)	89,400	88,206
4.066% 4/1/33 (c)	39,471	38,947
4.067% 1/1/35 (c)	180,613	178,171
4.081% 5/1/33 (c)	10,864,957	10,699,701
4.09% 2/1/35 (c)	76,275	75,205
4.091% 2/1/35 (c)	184,777	182,253
4.092% 2/1/35 (c)	73,104	72,155
4.106% 2/1/35 (c)	340,694	336,456
4.109% 1/1/35 (c)	197,748	195,132
4.113% 11/1/34 (c)	154,880	152,991
4.115% 2/1/35 (c)	218,359	215,442
4.121% 1/1/35 (c)	186,487	184,097
4.122% 1/1/35 (c)	342,566	338,298

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.144% 1/1/35 (c)	$ 292,826	$ 290,141
4.153% 2/1/35 (c)	183,535	181,191
4.166% 11/1/34 (c)	49,159	48,627
4.176% 1/1/35 (c)	161,949	159,986
4.178% 1/1/35 (c)	341,696	337,897
4.178% 1/1/35 (c)	224,809	218,604
4.188% 10/1/34 (c)	286,301	284,090
4.22% 3/1/34 (c)	103,645	101,532
4.223% 1/1/35 (c)	105,321	104,118
4.248% 1/1/34 (c)	350,187	343,926
4.25% 2/1/35 (c)	127,804	124,348
4.267% 2/1/35 (c)	65,916	65,216
4.27% 10/1/34 (c)	61,910	61,340
4.28% 8/1/33 (c)	234,317	231,494
4.283% 3/1/35 (c)	113,921	112,559
4.287% 7/1/34 (c)	81,531	81,278
4.294% 3/1/33 (c)	156,128	154,438
4.299% 5/1/35 (c)	157,647	156,013
4.304% 12/1/34 (c)	73,146	72,385
4.315% 10/1/33 (c)	59,389	58,520
4.316% 3/1/33 (c)	55,427	53,928
4.339% 9/1/34 (c)	166,614	165,086
4.345% 6/1/33 (c)	79,858	78,979
4.354% 9/1/34 (c)	433,732	432,396
4.356% 1/1/35 (c)	126,536	123,394
4.357% 4/1/35 (c)	77,059	76,184
4.392% 1/1/35 (c)	144,879	143,491
4.395% 5/1/35 (c)	357,621	353,673
4.402% 10/1/34 (c)	701,438	686,736
4.434% 10/1/34 (c)	550,103	545,857
4.436% 4/1/34 (c)	183,079	181,052
4.438% 3/1/35 (c)	147,674	144,104
4.465% 8/1/34 (c)	342,326	336,983
4.474% 5/1/35 (c)	76,371	75,623
4.481% 1/1/35 (c)	164,463	163,208
4.5% 2/1/18 to 9/1/33	15,684,978	14,690,070
4.504% 8/1/34 (c)	812,506	810,646
4.512% 10/1/35 (c)	91,797	90,674
4.526% 2/1/35 (c)	2,148,259	2,118,893
4.54% 2/1/35 (c)	719,493	714,061
4.541% 7/1/34 (c)	184,284	184,521
4.543% 2/1/35 (c)	74,418	73,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.545% 7/1/35 (c)	$ 442,119	$ 437,707
4.546% 2/1/35 (c)	112,472	111,605
4.555% 1/1/35 (c)	274,947	272,978
4.559% 9/1/34 (c)	496,272	493,106
4.582% 9/1/34 (c)	2,496,820	2,454,124
4.584% 8/1/34 (c)	176,877	176,958
4.584% 7/1/35 (c)	536,471	531,460
4.587% 2/1/35 (c)	576,868	565,302
4.618% 7/1/34 (c)	5,157,737	5,130,349
4.629% 9/1/34 (c)	52,408	52,478
4.633% 3/1/35 (c)	66,752	66,311
4.641% 1/1/33 (c)	89,849	89,301
4.677% 3/1/35 (c)	916,644	911,291
4.705% 10/1/32 (c)	30,838	30,765
4.726% 7/1/34 (c)	326,449	321,986
4.728% 1/1/35 (c)	625,634	622,725
4.731% 2/1/33 (c)	27,729	27,592
4.74% 10/1/34 (c)	516,821	509,668
4.746% 1/1/35 (c)	30,039	29,887
4.747% 10/1/32 (c)	36,130	35,949
4.798% 12/1/32 (c)	157,608	157,029
4.798% 12/1/34 (c)	122,294	120,665
4.812% 6/1/35 (c)	638,584	634,759
4.815% 2/1/33 (c)	194,987	194,225
4.815% 5/1/33 (c)	10,604	10,567
4.83% 8/1/34 (c)	139,718	139,471
4.844% 11/1/34 (c)	398,820	393,963
4.861% 8/1/34 (c)	7,255,793	7,177,938
4.887% 10/1/35 (c)	363,756	359,696
4.969% 12/1/32 (c)	14,105	14,078
4.984% 11/1/32 (c)	96,673	96,516
5% 9/1/33 to 11/1/35	29,243,071	27,713,110
5% 2/1/35 (c)	59,079	58,968
5.042% 7/1/34 (c)	76,490	75,952
5.063% 11/1/34 (c)	28,526	28,494
5.103% 9/1/34 (c)	150,430	149,514
5.104% 5/1/35 (c)	821,944	821,139
5.115% 1/1/34 (c)	135,550	135,784
5.172% 5/1/35 (c)	504,095	500,697
5.177% 5/1/35 (c)	1,393,620	1,383,893
5.197% 8/1/33 (c)	189,224	188,552
5.197% 6/1/35 (c)	569,834	570,022

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
5.231% 3/1/35 (c)	$ 80,454	$ 80,108
5.318% 7/1/35 (c)	85,261	85,387
5.343% 12/1/34 (c)	212,374	212,008
5.5% 3/1/13 to 7/1/33	37,395,763	36,908,147
5.5% 5/1/36 (b)	163,304	158,606
5.505% 2/1/36 (c)	2,400,459	2,392,057
5.636% 1/1/36 (c)	669,705	669,933
6% 1/1/18 to 2/1/34	17,303,160	17,263,774
6.5% 12/1/24 to 3/1/35	12,931,145	13,190,624
7% 4/1/26 to 7/1/32	2,490,992	2,567,102
7.5% 3/1/28 to 4/1/29	30,737	32,101
8.5% 9/1/16 to 1/1/17	19,936	21,201
9% 11/1/11 to 5/1/14	207,765	209,228
9.5% 5/1/07 to 5/1/20	142,418	153,036
11.5% 6/15/19	44,093	49,523
12.5% 8/1/15	1,588	1,814
		177,567,638
Freddie Mac – 2.8%
4.05% 12/1/34 (c)	134,445	132,195
4.106% 12/1/34 (c)	183,223	180,343
4.152% 1/1/35 (c)	506,636	498,910
4.263% 3/1/35 (c)	164,158	161,832
4.294% 5/1/35 (c)	293,931	290,019
4.304% 12/1/34 (c)	159,722	155,225
4.353% 2/1/35 (c)	337,823	333,394
4.443% 3/1/35 (c)	160,811	156,350
4.462% 6/1/35 (c)	250,019	246,526
4.482% 3/1/35 (c)	169,353	165,005
4.484% 3/1/35 (c)	1,190,688	1,170,625
4.768% 10/1/32 (c)	25,641	25,457
4.869% 3/1/33 (c)	70,028	69,637
5.007% 4/1/35 (c)	890,056	885,659
5.338% 6/1/35 (c)	626,539	622,968
5.405% 8/1/33 (c)	80,286	80,430
5.5% 2/1/36	9,949,618	9,668,442
5.571% 1/1/36 (c)	1,177,993	1,172,268
5.588% 4/1/32 (c)	35,154	35,424
6% 9/1/16 to 11/1/33	10,320,456	10,332,326
6.5% 3/1/35	719,158	731,427
7.5% 3/1/15 to 3/1/16	500,475	515,963
8.5% 2/1/10	11,867	12,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

U.S. Government Agency Mortgage Securities continued
		Principal	Value (Note 1)
		Amount
Freddie Mac – continued
9% 10/1/08 to 10/1/20		$ 40,351	$ 42,202
9.5% 5/1/21 to 7/1/21		58,472	63,863
11% 7/1/13 to 5/1/14		99,777	109,851
12.5% 2/1/10 to 6/1/19		22,620	24,727
			27,883,203
Government National Mortgage Association – 0.3%
6.5% 6/20/34		2,442,923	2,490,047
7.5% 9/15/06 to 8/15/29		43,840	44,328
8% 12/15/23		368,585	387,821
9% 12/15/09		1,184	1,184
10.5% 12/15/17 to 1/20/18		42,100	47,406
13.5% 7/15/11		9,621	10,914
			2,981,700

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $211,699,702)			208,432,541

Asset Backed Securities	0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
5.1094% 9/25/35 (c)
(Cost $6,360,000)		6,360,000	6,371,152

Collateralized Mortgage Obligations 15.7%

U.S. Government Agency 15.7%
Fannie Mae:
floater Series 2003-25 Class CF, 5.3094% 3/25/17 (c)		2,535,143	2,544,574
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		2,035,238	2,103,554
Series 1993-160 Class PK, 6.5% 11/25/22		28,933	28,841
Series 1993-187 Class L, 6.5% 7/25/23		929,631	946,671
Series 1994-27 Class PJ, 6.5% 6/25/23		540,318	542,115
Series 2003-39 Class PV, 5.5% 9/25/22		1,845,000	1,826,619
Series 2006-37 Class OW, 5/25/36 (d)		960,000	672,298
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.9394% 8/25/31 (c)		1,069,639	1,097,971
Series 2002-49 Class FB, 5.51% 11/18/31 (c)		1,502,780	1,518,107
Series 2002-60 Class FV, 5.9594% 4/25/32 (c)		310,128	320,839
Series 2002-68 Class FH, 5.41% 10/18/32 (c)		1,258,190	1,276,758

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2002-75 Class FA, 5.9594% 11/25/32 (c)	$ 635,294	$ 657,565
Series 2003-122 Class FL, 5.3094% 7/25/29 (c)	527,319	529,053
Series 2003-131 Class FM, 5.3594% 12/25/29 (c)	398,554	400,166
Series 2003-15 Class WF, 5.3094% 8/25/17 (c)	652,653	655,545
Series 2004-31 Class F, 5.2594% 6/25/30 (c)	964,053	966,051
Series 2004-33 Class FW, 5.3594% 8/25/25 (c)	904,611	908,059
Series 2004-54 Class FE, 6.1094% 2/25/33 (c)	522,097	526,529
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	508,125	508,995
Series 2002-18 Class PC, 5.5% 4/25/17	1,170,000	1,162,316
Series 2003-113 Class PJ, 3.5% 2/25/13	1,750,000	1,702,395
Series 2003-67 Class GL, 3% 1/25/25	4,746,391	4,603,168
Series 2003-73 Class GA, 3.5% 5/25/31	4,907,141	4,547,199
Series 2003-91 Class HA, 4.5% 11/25/16	1,465,000	1,425,085
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,372,769
Series 2006-12 Class BO, 10/25/35 (d)	4,474,291	3,227,038
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,933,242	7,844,371
Series 2002-79 Class Z, 5.5% 11/25/22	3,592,819	3,493,168
Series 2004-3 Class BA, 4% 7/25/17	104,980	100,236
Series 2004-86 Class KC, 4.5% 5/25/19	534,448	514,467
Series 2004-91 Class AH, 4.5% 5/25/29	1,041,997	1,011,866
Series 2005-41 Class WY, 5.5% 5/25/25	2,630,000	2,503,702
Series 2005-55 Class LY, 5.5% 7/25/25	2,580,000	2,460,272
7/25/34 (b)(d)	1,005,000	743,543
Freddie Mac:
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	2,000,000	1,916,116
Series 3145 Class GO, 4/15/36 (d)	1,662,755	1,149,869
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	415,237	418,172
Series 2343 Class VD, 7% 8/15/16	2,638,032	2,643,839
Series 2361 Class KB, 6.25% 1/15/28	1,436,856	1,437,600
Series 3151 Class PO, 8/15/35 (b)(d)	1,790,000	1,232,583
Freddie Mac Manufactured Housing participation certificates
guaranteed planned amortization class Series 1681 Class
PJ, 7% 12/15/23	4,000,000	4,099,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.89% 1/15/32 (c)	$ 1,180,576	$ 1,211,297
Class PF, 5.89% 12/15/31 (c)	1,080,000	1,113,133
Series 2410 Class PF, 5.89% 2/15/32 (c)	2,365,630	2,436,619
Series 2530 Class FE, 5.51% 2/15/32 (c)	862,693	875,947
Series 2553 Class FB, 5.41% 3/15/29 (c)	2,975,000	2,995,468
Series 2577 Class FW, 5.41% 1/15/30 (c)	2,074,564	2,090,115
Series 2625 Class FJ, 5.21% 7/15/17 (c)	1,539,840	1,542,054
Series 2861 Class GF, 5.21% 1/15/21 (c)	547,661	548,168
Series 2994 Class FB, 5.06% 6/15/20 (c)	750,261	748,304
Series 3008 Class SM, 21.2552% 7/15/35 (c)	441,441	477,653
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	184,321	179,370
Series 1141 Class G, 9% 9/15/21	134,965	134,740
Series 1671 Class G, 6.5% 8/15/23	3,327,821	3,333,385
Series 1727 Class H, 6.5% 8/15/23	689,102	690,727
Series 2006-15 Class OP, 3/25/36 (d)	1,153,011	795,522
Series 2389 Class DA, 5.81% 11/15/30 (c)	2,168,433	2,181,510
Series 2543 CLass PM, 5.5% 8/15/18	669,106	668,758
Series 2587 Class UP, 4% 8/15/25	3,347,643	3,322,227
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,434,738
Series 2628 Class OE, 4.5% 6/15/18	1,600,000	1,492,070
Series 2640:
Class GE, 4.5% 7/15/18	3,660,000	3,410,407
Class GR, 3% 3/15/10	534,803	532,523
Class QG, 2% 4/15/22	243,395	236,075
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,757,217
Series 2676 Class QA, 3% 8/15/16	601,009	597,671
Series 2683 Class UH, 3% 3/15/19	1,783,383	1,765,392
Series 2752 Class PW, 4% 4/15/22	3,270,000	3,199,286
Series 2755 Class LC, 4% 6/15/27	1,655,000	1,575,198
Series 2802 Class OB, 6% 5/15/34	1,325,000	1,314,479
Series 2810 Class PD, 6% 6/15/33	995,000	981,503
Series 2828 Class JA, 4.5% 1/15/10	984,393	979,195
Series 3077 Class TO, 4/15/35 (d)	2,521,230	1,752,658
Series 3102 Class OH, 1/15/36 (d)	1,120,000	800,800
Series 3121 Class KO, 3/15/36 (d)	1,009,408	745,650
Series 3122 Class OP, 3/15/36 (d)	1,946,429	1,334,665

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed:
– continued
planned amortization class:
Series 3123 Class LO, 3/15/36 (d)	$ 1,835,672	$ 1,262,025
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	1,495,749	1,498,639
Series 2492 Class A, 5.25% 5/15/29	1,274,526	1,271,678
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	2,742,766
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	4,887,765
Series 2601 Class TB, 5.5% 4/15/23	869,000	832,577
Series 2617 Class GW, 3.5% 6/15/16	2,129,239	2,065,407
Series 2675 Class CB, 4% 5/15/16	2,644,007	2,544,766
Series 2677 Class HG, 3% 8/15/12	2,699,280	2,637,392
Series 2683 Class JA, 4% 10/15/16	2,688,107	2,581,214
Series 2750 Class ZT, 5% 2/15/34	958,185	808,792
Series 2773 Class HC, 4.5% 4/15/19	703,518	636,954
Series 2809 Class UA, 4% 12/15/14	706,852	689,846
Series 3007 Class EW, 5.5% 7/15/25	1,135,000	1,088,680
Series 2769 Class BU, 5% 3/15/34	867,446	820,407
Series 2877 Class JC, 5% 10/15/34	1,552,028	1,508,544
target amortization class Series 2156 Class TC, 6.25%
5/15/29	3,410,427	3,453,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,150,251)		157,225,197

Commercial Mortgage Securities 0.2%

Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 5.91% 3/15/32 (c)
(Cost $1,574,250)	1,544,608	1,591,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Cash Equivalents 0.4%
		Maturity	Value (Note 1)
Amount

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06
(Cost $3,673,000)		$ 3,674,463	$ 3,673,000

TOTAL INVESTMENT PORTFOLIO – 99.5%
(Cost $1,013,729,361)			993,479,171

NET OTHER ASSETS – 0.5%			4,576,006

NET ASSETS 100%			$ 998,055,177

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.508% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	$ 8,000,000	$ (255,680)
Receive semi-annually a fixed rate equal to
4.708% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Oct. 2010	9,000,000	(236,610)

		$ 17,000,000	$ (492,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $2,646,235 or
0.3% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $1,882,000 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $3,673,000) See accompanying
schedule:
Unaffiliated issuers (cost $1,013,729,361)		$ 993,479,171
Cash		264
Receivable for investments sold		136,368
Receivable for fund shares sold		2,162,410
Interest receivable		9,401,628
Prepaid expenses		2,568
Total assets		1,005,182,409

Liabilities
Payable for investments purchased
Regular delivery	$ 1,842,437
Delayed delivery	2,134,984
Payable for fund shares redeemed	1,856,881
Distributions payable	148,347
Swap agreements, at value	492,290
Accrued management fee	264,309
Distribution fees payable	151,222
Other affiliated payables	196,651
Other payables and accrued expenses	40,111
Total liabilities		7,127,232

Net Assets		$ 998,055,177
Net Assets consist of:
Paid in capital		$1,025,771,786
Undistributed net investment income		855,542
Accumulated undistributed net realized gain (loss) on
investments		(7,829,671)
Net unrealized appreciation (depreciation) on
investments		(20,742,480)
Net Assets		$ 998,055,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($103,414,354 ÷ 10,607,252 shares)	$ 9.75
Maximum offering price per share (100/95.25 of $9.75)	$ 10.24
Class T:
Net Asset Value and redemption price per share
($210,585,457 ÷ 21,615,410 shares)	$ 9.74
Maximum offering price per share (100/96.50 of $9.74)	$ 10.09
Class B:
Net Asset Value and offering price per share
($70,277,405 ÷ 7,221,183 shares)A	$ 9.73
Class C:
Net Asset Value and offering price per share
($47,346,588 ÷ 4,861,047 shares)A	$ 9.74
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($566,431,373 ÷ 58,435,475 shares)	$ 9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 21,950,072

Expenses
Management fee	$ 1,558,282
Transfer agent fees	991,153
Distribution fees	977,531
Accounting and security lending fees	185,030
Independent trustees’ compensation	1,939
Custodian fees and expenses	23,587
Registration fees	52,109
Audit	29,770
Legal	1,523
Miscellaneous	21,831
Total expenses before reductions	3,842,755
Expense reductions	(3,792)	3,838,963

Net investment income		18,111,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,164,924)
Swap agreements	27,559
Total net realized gain (loss)		(5,137,365)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,557,221)
Swap agreements	(276,788)
Total change in net unrealized appreciation
(depreciation)		(11,834,009)
Net gain (loss)		(16,971,374)
Net increase (decrease) in net assets resulting from
operations		$ 1,139,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,111,109	$ 26,477,498
Net realized gain (loss)	(5,137,365)	(2,327,529)
Change in net unrealized appreciation (depreciation)	(11,834,009)	(19,424,731)
Net increase (decrease) in net assets resulting
from operations	1,139,735	4,725,238
Distributions to shareholders from net investment income	(19,163,139)	(24,292,986)
Distributions to shareholders from net realized gain	—	(1,496,540)
Total distributions	(19,163,139)	(25,789,526)
Share transactions - net increase (decrease)	88,666,576	197,654,113
Total increase (decrease) in net assets	70,643,172	176,589,825

Net Assets
Beginning of period	927,412,005	750,822,180
End of period (including undistributed net investment
income of $855,542 and undistributed net invest-
ment income of $1,907,572, respectively)	$ 998,055,177	$ 927,412,005

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.93	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42
Income from
Investment
Operations
Net investment
incomeE	.185	.333	.319	.360	.410G	.546
Net realized and
unrealized gain
(loss)	(.169)	(.248)	.151	(.144)	.205G	.730
Total from investment
operations	.016	.085	.470	.216	.615	1.276
Distributions from
net investment
income	(.196)	(.305)	(.320)	(.356)	(.425)	(.556)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.196)	(.325)	(.420)	(.426)	(.425)	(.556)
Net asset value, end
of period	$ 9.75	$ 9.93	$ 10.17	$ 10.12	$ 10.33	$ 10.14
Total ReturnB,C,D	.15%	.84%	4.76%	2.11%	6.31%	13.95%
Ratios to Average Net AssetsF
Expenses before
reductions	.78%A	.84%	.88%	.83%	.83%	.87%
Expenses net of fee
waivers, if any	.78%A	.84%	.88%	.83%	.83%	.87%
Expenses net of
all reductions	.78%A	.84%	.88%	.83%	.83%	.86%
Net investment
income	3.78%A	3.31%	3.17%	3.50%	4.11%G	5.61%
Supplemental Data
Net assets,
end of period
(000 omitted)	$103,414	$84,685	$70,407	$69,011	$68,973	$43,205
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Income from
Investment
Operations
Net investment
incomeE	.182	.325	.311	.350	.398G	.535
Net realized and
unrealized gain
(loss)	(.170)	(.248)	.150	(.144)	.206G	.731
Total from investment
operations	.012	.077	.461	.206	.604	1.266
Distributions from
net investment
income	(.192)	(.297)	(.311)	(.346)	(.414)	(.546)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.192)	(.317)	(.411)	(.416)	(.414)	(.546)
Net asset value, end
of period	$ 9.74	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13
Total ReturnB,C,D	.11%	.76%	4.67%	2.01%	6.19%	13.86%
Ratios to Average Net AssetsF
Expenses before
reductions	85%A	.92%	.97%	.93%	.94%	.96%
Expenses net of fee
waivers, if any	85%A	.92%	.97%	.93%	.94%	.96%
Expenses net of
all reductions	85%A	.92%	.97%	.93%	.94%	.96%
Net investment
income	3.72%A	3.23%	3.08%	3.39%	4.00%G	5.52%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$210,585	$243,819	$259,149	$304,517	$366,209	$293,105
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.91	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41
Income from
Investment
Operations
Net investment
incomeE	.148	.257	.242	.282	.335G	.474
Net realized and
unrealized gain
(loss)	(.170)	(.248)	.151	(.144)	.205G	.720
Total from investment
operations	(.022)	.009	.393	.138	.540	1.194
Distributions from
net investment
income	(.158)	(.229)	(.243)	(.278)	(.350)	(.484)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.158)	(.249)	(.343)	(.348)	(.350)	(.484)
Net asset value, end
of period	$ 9.73	$ 9.91	$ 10.15	$ 10.10	$ 10.31	$ 10.12
Total ReturnB,C,D	(.23)%	.08%	3.97%	1.34%	5.52%	13.03%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.61%	1.65%	1.59%	1.58%	1.60%
Expenses net of fee
waivers, if any	1.54%A	1.60%	1.65%	1.59%	1.58%	1.60%
Expenses net of
all reductions	1.54%A	1.60%	1.65%	1.59%	1.58%	1.60%
Net investment
income	3.02%A	2.55%	2.40%	2.74%	3.36%G	4.88%
Supplemental Data
Net assets,
end of period
(000 omitted)	$70,277	$94,149	$127,576	$176,855	$230,244	$158,864
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Income from
Investment
Operations
Net investment
incomeE	.145	.250	.238	.275	.327G	.468
Net realized and
unrealized gain
(loss)	(.170)	(.247)	.150	(.144)	.205G	.729
Total from investment
operations	(.025)	.003	.388	.131	.532	1.197
Distributions from
net investment
income	(.155)	(.223)	(.238)	(.271)	(.342)	(.477)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.155)	(.243)	(.338)	(.341)	(.342)	(.477)
Net asset value, end
of period	$ 9.74	$ 9.92	$ 10.16	$ 10.11	$ 10.32	$ 10.13
Total ReturnB,C,D	(.26)%	.02%	3.92%	1.27%	5.44%	13.05%
Ratios to Average Net AssetsF
Expenses before
reductions	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Expenses net of fee
waivers, if any	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Expenses net of
all reductions	1.60%A	1.66%	1.69%	1.66%	1.66%	1.67%
Net investment
income	2.96%A	2.49%	2.36%	2.66%	3.29%G	4.81%
Supplemental Data
Net assets,
end of period
(000 omitted) .	$47,347	$53,488	$62,133	$80,620	$103,002	$87,214
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 9.87	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38
Income from
Investment
Operations
Net investment
incomeD	.194	.351	.333	.370	.422F	.560
Net realized and
unrealized gain
(loss)	(.169)	(.257)	.155	(.138)	.207F	.723
Total from investment
operations	.025	.094	.488	.232	.629	1.283
Distributions from
net investment
income	(.205)	(.324)	(.338)	(.372)	(.439)	(.573)
Distributions from
net realized gain	—	(.020)	(.100)	(.070)	—	—
Total distributions	(.205)	(.344)	(.438)	(.442)	(.439)	(.573)
Net asset value, end
of period	$ 9.69	$ 9.87	$ 10.12	$ 10.07	$ 10.28	$ 10.09
Total ReturnB,C	.25%	.94%	4.98%	2.28%	6.49%	14.11%
Ratios to Average Net AssetsE
Expenses before
reductions	.58%A	.64%	.69%	.68%	.69%	.69%
Expenses net of fee
waivers, if any	.58%A	.64%	.69%	.68%	.69%	.69%
Expenses net of
all reductions	.58%A	.64%	.69%	.68%	.69%	.69%
Net investment
income	3.98%A	3.51%	3.35%	3.64%	4.26%F	5.79%
Supplemental Data
Net assets,
end of period
(000 omitted)	$566,431	$451,272	$231,557	$96,356	$50,953	$27,782
Portfolio turnover
rate	155%A	160%	133%	262%	251%	260%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approxi mates value.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,581,752
Unrealized depreciation	(21,813,578)
Net unrealized appreciation (depreciation)	$ (20,231,826)
Cost for federal income tax purposes	$ 1,013,710,997

Semiannual Report

28

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Swap Agreements continued

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Semiannual Report

30

3. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 69,808	$ 1,622
Class T	0%	.25%	283,317	3,056
Class B	.65%	.25%	370,922	268,726
Class C	.75%	.25%	253,484	18,062
			$ 977,531	$ 291,466

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 10,959
Class T	5,692
Class B*	114,358
Class C*	1,416
$ 132,425

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 111,624	.24*
Class T	230,386	.20*
Class B	101,361	.25*
Class C	52,031	.21*
Institutional Class	495,751	.19*
	$ 991,153
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $938 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

32

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,108.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $300. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 2,404
Institutional Class	1,088
$ 3,492

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the fund.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

		Six months ended		Year ended
		April 30, 2006		October 31, 2005
From net investment income
Class A		$ 1,835,863		$ 2,224,216
Class T		4,421,364		7,397,091
Class B		1,336,162		2,471,404
Class C		800,836		1,237,969
Institutional Class		10,768,914		10,962,306
Total		$ 19,163,139		24,292,986
From net realized gain
Class A		$ —		$ 139,625
Class T		—		507,903
Class B		—		244,101
Class C		—		116,835
Institutional Class		—		488,076
Total		$ —		$ 1,496,540

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	3,677,760	4,113,241	$ 36,304,592	$ 41,451,899
Reinvestment of
distributions	168,138	208,122	1,662,722	2,095,808
Shares redeemed	(1,768,253)	(2,714,775)	(17,483,934)	(27,351,893)
Net increase (decrease)	2,077,645	1,606,588	$ 20,483,380	$ 16,195,814
Class T
Shares sold	2,508,256	8,129,709	$ 24,818,800	$ 81,837,721
Reinvestment of
distributions	423,534	741,353	4,187,082	7,462,032
Shares redeemed	(5,890,796)	(9,793,832)	(58,291,393)	(98,641,967)
Net increase (decrease)	(2,959,006)	(922,770)	$ (29,285,511)	$ (9,342,214)
Class B
Shares sold	141,351	963,812	$ 1,396,504	$ 9,708,714
Reinvestment of
distributions	107,499	210,668	1,062,239	2,118,016
Shares redeemed	(2,526,792)	(4,240,223)	(24,978,538)	(42,659,299)
Net increase (decrease)	(2,277,942)	(3,065,743)	$ (22,519,795)	$ (30,832,569)

Semiannual Report		34

9. Share Transactions - continued
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class C
Shares sold	370,747	986,075	$ 3,665,233	$ 9,938,801
Reinvestment of
distributions	50,595	83,491	500,304	840,019
Shares redeemed	(952,694)	(1,791,952)	(9,425,436)	(18,050,113)
Net increase (decrease) .	(531,352)	(722,386)	$ (5,259,899)	$ (7,271,293)
Institutional Class
Shares sold	15,016,014	24,879,267	$ 147,813,311	$ 249,564,976
Reinvestment of
distributions	1,030,044	1,044,484	10,121,188	10,458,786
Shares redeemed	(3,318,909)	(3,106,436)	(32,686,098)	(31,119,387)
Net increase (decrease) .	12,727,149	22,817,315	$ 125,248,401	$ 228,904,375

10. Proposed Reorganization.

On April 20, 2006, the Board of Trustees of Fidelity Advisor Government Investment Fund (the fund) approved an Agreement and Plan of Reorganization (“Agreement”) between the fund and Fidelity Government Income Fund (“Reorganization”). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Government Income Fund in exchange solely for the number of shares of Class A, Class T, Class B, Class C and Institutional Class (the Advisor Classes) of Fidelity Government Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Government Income Fund of all of the liabilities of the fund. The Advisor Classes of Fidelity Government Income Fund are being created for purposes of the Reorganization and will not commence operations until the date of the Reorganization. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders (“Meeting”) of the fund will be held on September 20, 2006, to vote on the Agreement. A detailed description of the proposed transactions and voting information will be sent to shareholders of the fund in July, 2006. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about October 27, 2006. The Reorganization is expected to qualify as a tax free transaction with no gain or loss recognized by the funds or their shareholders.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Government Investment Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Research &
Management Company (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AGOVI-USAN-0606 1.784883.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 16, 2006